Note 22 - Deferred tax assets and liabilities - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		$ (327,357)		$ (158,010)
Translation differences		(1,309)		764
Changes due to business combinations			[1]	1,761	[2]
Decrease due to deconsolidation of subsidiaries	[3]	(8)
Charged to other comprehensive income		(1,646)		217
Income statement (credit) / charge		(61,600)		(172,089)
At the end of the year		(391,920)		(327,357)
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		55,925		31,511
Translation differences		88		(22)
Changes due to business combinations			[4]		[5]
Charged to other comprehensive income
Income statement (credit) / charge		7,532		24,436
At the end of the year		63,545		55,925
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		153,915		199,019
Translation differences		868		(277)
Changes due to business combinations			[4]	88	[1]
Charged to other comprehensive income
Income statement (credit) / charge		11,987		(44,915)
At the end of the year		166,770		153,915
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		714,798		634,894
Translation differences		122		(76)
Changes due to business combinations		3,014	[6]	(414)	[1]
Charged to other comprehensive income		153		(2,006)
Income statement (credit) / charge		(56,032)		82,400
At the end of the year		662,055		714,798
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		160,804		185,997
Translation differences		1,290		(829)
Changes due to business combinations			[4]	1,821	[1]
Charged to other comprehensive income		1,237		885
Income statement (credit) / charge		3,375		(27,070)
At the end of the year		166,706		160,804
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		1,085,442		1,051,421
Translation differences		2,368		(1,204)
Changes due to business combinations		3,014	[6]	1,495	[1]
Charged to other comprehensive income		1,390		(1,121)
Income statement (credit) / charge		(33,138)		34,851
At the end of the year		1,059,076		1,085,442
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		568,638		618,874
Translation differences		646		(194)
Changes due to business combinations		3,014	[6]	1,223	[5]
Decrease due to deconsolidation of subsidiaries	[3]	(8)
Charged to other comprehensive income
Income statement (credit) / charge		(35,792)		(51,265)
At the end of the year		536,498		568,638
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		75,230		114,335
Translation differences				(72)
Changes due to business combinations			[6]		[5]
Decrease due to deconsolidation of subsidiaries	[3]
Charged to other comprehensive income
Income statement (credit) / charge		(29,331)		(39,033)
At the end of the year		45,899		75,230
Deferred tax liabilities, intangible assets and other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		114,217		160,202
Translation differences		413		(174)
Changes due to business combinations			[6]	2,033	[5]
Decrease due to deconsolidation of subsidiaries	[3]
Charged to other comprehensive income		(256)		(904)
Income statement (credit) / charge		(29,615)		(46,940)
At the end of the year		84,759		114,217
Deferred Tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		758,085		893,411
Translation differences		1,059		(440)
Changes due to business combinations		3,014	[6]	3,256	[5]
Decrease due to deconsolidation of subsidiaries	[3]	(8)
Charged to other comprehensive income		(256)		(904)
Income statement (credit) / charge		(94,738)		(137,238)
At the end of the year		$ 667,156		$ 758,085

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
[3]	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
[4]	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
[5]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[6]	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.